Offsets	Jun. 29, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Reliance Global Group, Inc.
Form or Filing Type	S-1
File Number	333-284218
Initial Filing Date	Jan. 10, 2025
Fee Offset Claimed	$ 163.13
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.086 per share
Unsold Securities Associated with Fee Offset Claimed | shares	87,719,300
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 110,575,000.00
Termination / Withdrawal Statement	The Registrant withdrew the registration statement on Form S-1 (File No. 333-284218) by filing a Form RW on June 16, 2025. The withdrawn registration statement on Form S-1 (File No. 333-284218) was not declared effective and no securities were sold thereunder. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due in connection with this Registration Statement against a portion of the $13,396.25 in filing fees previously paid in connection with such withdrawn registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Reliance Global Group, Inc.
Form or Filing Type	S-1
File Number	333-284218
Filing Date	May 06, 2025
Fee Paid with Fee Offset Source	$ 13,396.25
Offset Note	The Registrant withdrew the registration statement on Form S-1 (File No. 333-284218) by filing a Form RW on June 16, 2025. The withdrawn registration statement on Form S-1 (File No. 333-284218) was not declared effective and no securities were sold thereunder. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due in connection with this Registration Statement against a portion of the $13,396.25 in filing fees previously paid in connection with such withdrawn registration statement.